Financial Instruments - Fair Value Gains and Losses from Derivative Financial Instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Gains (losses) on change in fair value of derivatives [line items]
Fair Value Gain Through Earnings		$ 201
Fair Value Gain (Loss) Through Equity	$ (11)	(11)
Foreign exchange contracts [member]
Gains (losses) on change in fair value of derivatives [line items]
Fair Value Gain Through Earnings	(19)	11
Cross-currency interest rate swaps [member]
Gains (losses) on change in fair value of derivatives [line items]
Fair Value Gain Through Earnings	9	107
Fair Value Gain (Loss) Through Equity	(11)	(11)
Forward interest rate swaps - cash flow hedges [member]
Gains (losses) on change in fair value of derivatives [line items]
Fair Value Gain Through Earnings	1	1
Warrants [member]
Gains (losses) on change in fair value of derivatives [line items]
Fair Value Gain Through Earnings	$ 9	$ 82